OPERATING LEASES AND COMMITMENT (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning balance	$ 0	$ 173	$ 391
Adjustments office lease	0	0	(4)
Repayments of lease liability	0	(176)	(229)
Interest expense	0	3	15
Ending balance	0	0	173
Lease liability due within one year	0	0	173
Lease liability long term	$ 0	$ 0	$ 0